Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Tangible assets	€ 5,230	€ 794
Intangible assets	22,848	352
Deferred taxes	7,794	10,400
Total non-current assets	35,872	11,546
Current financial assets
Trade receivables	5,031	3,397
Other financial assets	1,077	794
Cash and cash equivalents	11,119	19,451
Total current financial assets	17,227	23,642
Other current assets
Inventories	4,065	3,177
Income tax reimbursement claims	4	53
Other assets	1,195	715
Total other current assets	5,264	3,945
Total current assets	22,491	27,587
Total assets	58,363	39,133
Equity
Subscribed capital	44,849	44,632
Capital reserve	118,103	117,109
Capital reserve from foreign currency conversion ustments	(288)	(2)
Loss carried forward	(145,351)	(136,505)
Loss for the period	(7,358)	(8,878)
Total equity	9,955	16,356
Non-current liabilities
Financial debt	22,110	13,462
Other provisions		1,545
Other financial liabilities	14,720
Total non-current liabilities	36,830	15,007
Current financial liabilities
Trade payables	4,196	1,806
Current financial debt	1,212	165
Other financial liabilities	99	29
Total current financial liabilities	5,507	2,000
Other current liabilities
Income tax	11
Other provisions	3,495	2,891
Other current liabilities	2,565	2,879
Total other current liabilities	6,071	5,770
Total current liabilities	11,578	7,770
Total equity and liabilities	€ 58,363	€ 39,133